Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Earnings Per Share

Year ended	March 31,
	2025	2024
	$	$
Net earnings (loss)	1,295	(16,660)

Weighted average number of Shares outstanding - basic and diluted (a)	96,313,316	95,527,385
Basic and diluted earnings (loss) per share	0.01	(0.17)

(a) The weighted average number of basic Shares calculation for the year ended March 31, 2025 exclude the impact of 1,724,553 Subordinate Voting Shares issued as part of the XRM Acquisition as they were subject to forfeitures.